UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 81.6%
DIVERSIFIED 7.6%
Land Securities Group PLC (United Kingdom)(a)	13,800	$311,681
Unibail-Rodamco (France)(a)	6,400	1,294,914
Vornado Realty Trust	84,300	7,667,085
		9,273,680
HEALTH CARE 19.7%
HCP	125,200	5,024,276
Health Care REIT	27,600	1,469,148
Nationwide Health Properties	115,500	4,155,690
Omega Healthcare Investors	87,500	1,720,250
Senior Housing Properties Trust	116,328	2,772,096
Ventas	175,049	8,650,922
		23,792,382
HOTEL 4.0%
DiamondRock Hospitality Co.	79,300	721,630
Hospitality Properties Trust	1,400	28,728
Host Hotels & Resorts	265,311	3,525,983
Strategic Hotels & Resorts	79,500	600,225
		4,876,566
INDUSTRIAL 0.9%
EastGroup Properties	16,100	781,494
Segro PLC (United Kingdom)(a)	40,483	305,225
		1,086,719
OFFICE 18.4%
BioMed Realty Trust	47,757	1,263,173
Boston Properties	68,943	6,457,201
Brandywine Realty Trust	113,585	1,820,767
Kilroy Realty Corp.	27,000	1,290,330
Liberty Property Trust	129,200	4,864,380
Mack-Cali Realty Corp.	124,100	4,203,267
Parkway Properties	17,100	647,406
SL Green Realty Corp.	25,740	1,667,952
		22,214,476

	Number
	of Shares	Value

RESIDENTIAL-APARTMENT 15.0%
American Campus Communities	53,961	$1,828,199
Apartment Investment & Management Co.	57,217	2,003,739
AvalonBay Communities	55,700	5,481,994
Camden Property Trust	44,000	2,017,840
Education Realty Trust	56,900	630,452
Home Properties	46,500	2,694,675
Mid-America Apartment Communities	25,500	1,253,070
UDR	83,000	2,170,450
		18,080,419
SELF STORAGE 2.6%
Extra Space Storage	104,800	1,609,728
Sovran Self Storage	33,400	1,492,646
		3,102,374
SHOPPING CENTER 12.4%
COMMUNITY CENTER 5.4%
Cedar Shopping Centers	32,525	429,981
Developers Diversified Realty Corp.	64,400	2,040,836
Inland Real Estate Corp.	55,300	867,657
Regency Centers Corp.	18,150	1,210,423
Urstadt Biddle Properties—Class A	102,700	1,925,625
		6,474,522
REGIONAL MALL 7.0%
General Growth Properties	56,502	853,180
Glimcher Realty Trust	91,200	952,128
Macerich Co.	104,500	6,651,425
		8,456,733
TOTAL SHOPPING CENTER		14,931,255

	Number
	of Shares	Value

SPECIALTY 1.0%
Entertainment Properties Trust	20,758	$1,135,878
TOTAL COMMON STOCK (Identified cost—$66,641,076)		98,493,749
PREFERRED SECURITIES—$25 PAR VALUE 13.2%
BANK 1.0%
Bank of America Corp., 8.20%	20,000	455,000
Wells Fargo Capital XIV, 8.625%, due 9/14/68	30,000	753,000
		1,208,000
INSURANCE 0.4%
Allianz SE, 8.375%	25,000	503,750

REAL ESTATE 11.3%
DIVERSIFIED 1.0%
Duke Realty Corp., 8.375%, Series O	24,100	445,609
Lexington Realty Trust, 7.55%, Series D	16,500	218,625
Vornado Realty Trust, 6.625%, Series I	35,000	577,500
		1,241,734
HEALTH CARE 1.4%
Health Care REIT, 7.625%, Series F	24,100	512,125
Health Care REIT, 7.50%, Series G	30,000	1,140,000
		1,652,125
HOTEL 0.2%
Hospitality Properties Trust, 7.00%, Series C	16,000	191,200

INDUSTRIAL 0.3%
AMB Property Corp, 6.75%, Series M	23,884	429,673

MORTGAGE 0.1%
Anthracite Capital, 8.25%, Series D	175	1,596
NorthStar Realty Finance Corp., 8.25%, Series B	12,175	111,036
		112,632
OFFICE 0.5%
BioMed Realty Trust, 7.375%, Series A	32,800	584,824

	Number
	of Shares	Value

OFFICE/INDUSTRIAL 0.5%
PS Business Parks, 6.70%, Series P	37,100	$602,875
RESIDENTIAL-APARTMENT 2.0%
Apartment Investment & Management Co., 9.375%, Series G	48,200	1,036,300
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,044,000
Mid-America Apartment Communities, 8.30%, Series H	17,300	363,300
		2,443,600
SELF STORAGE 1.3%
Public Storage, 6.18%, Series D	13,200	210,540
Public Storage, 7.25%, Series I	29,700	575,586
Public Storage, 7.25%, Series K	19,997	372,944
Public Storage, 6.625%, Series M	25,000	437,500
		1,596,570
SHOPPING CENTER 3.6%
COMMUNITY CENTER 2.9%
Kimco Realty Corp., 7.75%, Series G	56,550	1,154,186
Regency Centers Corp., 7.45%, Series C	44,500	824,585
Saul Centers, 8.00%, Series A	18,700	420,750
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	371,000
Weingarten Realty Investors, 6.50%, Series F	40,000	720,000
		3,490,521
REGIONAL MALL 0.7%
CBL & Associates Properties, 7.75%, Series C	25,000	382,500
Simon Property Group, 8.375%, Series J ($50 par value)(b)	8,130	458,857
		841,357
TOTAL SHOPPING CENTER		4,331,878
SPECIALTY 0.4%
Digital Realty Trust, 8.50%, Series A	10,700	200,625
Digital Realty Trust, 7.875%, Series B	13,200	253,440
		454,065
TOTAL REAL ESTATE		13,641,176

	Number
	of Shares	Value
TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	35,000	$577,150
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$19,268,735)		15,930,076
PREFERRED SECURITIES—CAPITAL SECURITIES 2.1%
BANK 0.8%
Bank of America Corp., 8.00%, due 12/29/49	300,000	237,919
Bank of America Corp., 8.125%, due 12/29/49	250,000	202,298
Citigroup, 8.40%, due 4/30/49	750,000	511,432
		951,649
INSURANCE 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	1,000,000	605,161

PIPELINES 0.8%
Enterprise Products Operating LP, 8.375%, due 8/1/66	1,000,000	928,260
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$3,311,382)		2,485,070

	Principal
	Amount
CORPORATE BOND 0.3%
LIFE/HEALTH INSURANCE
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c) (Identified cost—$490,722)	$500,000	360,603

	Number
	of Shares
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.99% (d) (Identified cost—$2,200,000)	2,200,000	2,200,000

		Value
TOTAL INVESTMENTS (Identified cost—$91,911,915)	99.0%	$119,469,498

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	1,251,271

NET ASSETS (Equivalent to $12.97 per share based on 9,310,848 shares of common stock outstanding)	100.0%	$120,720,769

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 1.6% of net assets.

(b) Illiquid security. Aggregate holdings equal 0.7% of net assets of the fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equals 0.8% of net assets.

(d) Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$119,469,498	$111,682,148	$7,787,350 $	—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$1,760,000
Realized gain (loss)	125,989
Change in unrealized appreciation (depreciation)	44,000
Net purchases (sales)	(1,929,989)
Balance as of September 30, 2008	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$37,840,572
Gross unrealized depreciation	(10,282,989)
Net unrealized appreciation	$27,557,583

Cost for federal income tax purposes	$91,911,915

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008